Note 9 - Share Capital (Details Textual) - CAD ($)		3 Months Ended		9 Months Ended
	Aug. 05, 2022	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022
Statement Line Items [Line Items]
Number of shares issued for offering (in shares)	1,700,000
Shares purchased and cancelled during period (in shares)		79,562		1,321,358
Proceeds from issue of ordinary shares		$ 734,000		$ 13,300,000
Total expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets		192,000	$ 424,000	727,000	$ 1,000,000.0
Retained earnings [member]
Statement Line Items [Line Items]
Reduction of issued capital		$ 45,000		$ 1,900,000
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period (in shares)		25,924,424		25,924,424		27,245,782
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Reduction of issued capital		$ 689,000	$ (0)	$ 11,438,000	$ (0)
Series 1 preferred shares [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period (in shares)		1,461,460		1,461,460		1,461,460